Loans - Summary of Allowance for Credit Losses under IFRS 9 (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018	Oct. 31, 2018
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	$ 1,860
Balance at end of period	1,890	$ 1,860	$ 1,744	$ 1,890	$ 1,744
Loans	1,771	1,751	1,641	1,771	1,641	$ 1,639
Undrawn credit facilities and other off-balance sheet exposures	119	109	103	119	103
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	220	224	208	214	222
Originations net of repayments and other derecognitions	(5)	(5)	(6)	(21)	(5)
Changes in model	(1)	(7)	15	(8)	15
Net remeasurement	17	17	14	63	34
Provision for (reversal of) credit losses	11	5	23	34	44
Write-offs	(5)	(8)	(13)	(18)	(39)
Recoveries				1
Interest income on impaired loans	(3)	(3)	(4)	(9)	(8)
Foreign exchange and other	(4)	2	5	(3)
Balance at end of period	219	220	219	219	219
Personal [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	521	525	492	498	476
Originations net of repayments and other derecognitions	2	(5)	3	(6)	7
Changes in model	13	(1)	1	14	1
Net remeasurement	83	88	89	278	248
Provision for (reversal of) credit losses	98	82	93	286	256
Write-offs	(94)	(98)	(94)	(288)	(271)
Recoveries	16	14	15	47	45
Interest income on impaired loans	(1)	(1)	(1)	(3)	(2)
Foreign exchange and other	2	(1)		2	1
Balance at end of period	542	521	505	542	505
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	486	472	474	472	514
Originations net of repayments and other derecognitions	(11)	(11)	(8)	(34)	(16)
Changes in model	(13)			(12)
Net remeasurement	110	127	103	339	266
Provision for (reversal of) credit losses	86	116	95	293	250
Write-offs	(131)	(131)	(133)	(387)	(387)
Recoveries	28	29	31	88	90
Foreign exchange and other				3
Balance at end of period	469	486	467	469	467
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	633	624	554	557	588
Originations net of repayments and other derecognitions	3	(5)	(2)	(8)	(2)
Changes in model	(3)	11	(4)	9	(4)
Net remeasurement	96	46	36	270	62
Provision for (reversal of) credit losses	96	52	30	271	56
Write-offs	(57)	(50)	(31)	(155)	(86)
Recoveries	4	5	1	10	7
Interest income on impaired loans	(4)	(7)	(2)	(13)	(8)
Foreign exchange and other	(12)	9	1	(10)	(4)
Balance at end of period	660	633	553	660	553
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	547
Balance at end of period	573	547	499	573	499
Loans	514	491	447	514	447
Undrawn credit facilities and other off-balance sheet exposures	59	56	52	59	52
Stage 1 [member] | Residential mortgages [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	30	29	28	27	28
Originations net of repayments and other derecognitions	1	1	1	3	6
Changes in model	(1)	(1)		(2)
Net remeasurement	(8)	(10)	(4)	(29)	(18)
Transfers to 12-month ECL	10	11	5	32	14
Transfers to lifetime ECL performing	(1)	(1)		(2)
Provision for (reversal of) credit losses	1		2	2	2
Foreign exchange and other	(1)	1	1	1	1
Balance at end of period	30	30	31	30	31
Stage 1 [member] | Personal [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	186	182	183	190	164
Originations net of repayments and other derecognitions	14	8	10	32	26
Changes in model	(15)	(1)		(15)
Net remeasurement	(43)	(46)	(36)	(143)	(81)
Transfers to 12-month ECL	32	54	38	135	102
Transfers to lifetime ECL performing	(4)	(11)	(13)	(29)	(28)
Provision for (reversal of) credit losses	(16)	4	(1)	(20)	19
Foreign exchange and other	1			1	(1)
Balance at end of period	171	186	182	171	182
Stage 1 [member] | Credit card [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	107	103	102	102	101
Changes in model	35			36
Net remeasurement	(51)	(34)	(40)	(133)	(94)
Transfers to 12-month ECL	57	46	51	160	120
Transfers to lifetime ECL performing	(4)	(8)	(12)	(22)	(26)
Provision for (reversal of) credit losses	37	4	(1)	41
Foreign exchange and other				1
Balance at end of period	144	107	101	144	101
Stage 1 [member] | Business and government [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	224	212	190	180	234
Originations net of repayments and other derecognitions	10	8	6	24	15
Changes in model	(3)	6	(4)	3	(4)
Net remeasurement	(11)	(18)	(24)	(13)	(86)
Transfers to 12-month ECL	21	18	22	54	45
Transfers to lifetime ECL performing	(9)	(3)	(6)	(14)	(18)
Transfers to lifetime ECL credit-impaired	(1)	(1)	(1)	(2)	(1)
Provision for (reversal of) credit losses	7	10	(7)	52	(49)
Foreign exchange and other	(3)	2	2	(4)
Balance at end of period	228	224	185	228	185
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	765
Balance at end of period	754	765	751	754	751
Loans	696	712	700	696	700
Undrawn credit facilities and other off-balance sheet exposures	58	53	51	58	51
Stage 2 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	42	46	41	44	43
Originations net of repayments and other derecognitions	(2)	(2)	(2)	(8)	(3)
Changes in model		(6)		(6)
Net remeasurement	5	9	3	25	9
Transfers to 12-month ECL	(6)	(9)	(4)	(22)	(11)
Transfers to lifetime ECL performing	5	5	3	15	5
Transfers to lifetime ECL credit-impaired	(2)	(2)		(5)	(1)
Provision for (reversal of) credit losses		(5)		(1)	(1)
Foreign exchange and other		1	1	(1)
Balance at end of period	42	42	42	42	42
Stage 2 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	218	226	196	199	202
Originations net of repayments and other derecognitions	(12)	(13)	(6)	(38)	(16)
Changes in model	30			30
Net remeasurement	54	55	43	198	109
Transfers to 12-month ECL	(31)	(53)	(37)	(132)	(101)
Transfers to lifetime ECL performing	7	16	16	41	34
Transfers to lifetime ECL credit-impaired	(12)	(13)	(6)	(44)	(24)
Provision for (reversal of) credit losses	36	(8)	10	55	2
Foreign exchange and other					2
Balance at end of period	254	218	206	254	206
Stage 2 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	379	369	372	370	413
Originations net of repayments and other derecognitions	(11)	(11)	(8)	(34)	(16)
Changes in model	(48)			(48)
Net remeasurement	117	117	100	335	264
Transfers to 12-month ECL	(57)	(46)	(51)	(160)	(120)
Transfers to lifetime ECL performing	4	8	12	22	26
Transfers to lifetime ECL credit-impaired	(59)	(58)	(59)	(162)	(201)
Provision for (reversal of) credit losses	(54)	10	(6)	(47)	(47)
Foreign exchange and other				2
Balance at end of period	325	379	366	325	366
Stage 2 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	126	134	167	147	150
Originations net of repayments and other derecognitions	(3)	(8)	(4)	(16)	(6)
Changes in model		3		3
Net remeasurement	25	17	8	57	38
Transfers to 12-month ECL	(20)	(17)	(20)	(51)	(41)
Transfers to lifetime ECL performing	10	4	6	17	19
Transfers to lifetime ECL credit-impaired	(4)	(9)	(20)	(25)	(23)
Provision for (reversal of) credit losses	8	(10)	(30)	(15)	(13)
Foreign exchange and other	(1)	2		1
Balance at end of period	133	126	137	133	137
Stage 3 [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	548
Balance at end of period	563	548	494	563	494
Loans	561	548	494	561	494
Undrawn credit facilities and other off-balance sheet exposures	2			2
Stage 3 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	148	149	139	143	151
Originations net of repayments and other derecognitions	(4)	(4)	(5)	(16)	(8)
Changes in model			15		15
Net remeasurement	20	18	15	67	43
Transfers to 12-month ECL	(4)	(2)	(1)	(10)	(3)
Transfers to lifetime ECL performing	(4)	(4)	(3)	(13)	(5)
Transfers to lifetime ECL credit-impaired	2	2		5	1
Provision for (reversal of) credit losses	10	10	21	33	43
Write-offs	(5)	(8)	(13)	(18)	(39)
Recoveries				1
Interest income on impaired loans	(3)	(3)	(4)	(9)	(8)
Foreign exchange and other	(3)		3	(3)	(1)
Balance at end of period	147	148	146	147	146
Stage 3 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	117	117	113	109	110
Originations net of repayments and other derecognitions			(1)		(3)
Changes in model	(2)		1	(1)	1
Net remeasurement	72	79	82	223	220
Transfers to 12-month ECL	(1)	(1)	(1)	(3)	(1)
Transfers to lifetime ECL performing	(3)	(5)	(3)	(12)	(6)
Transfers to lifetime ECL credit-impaired	12	13	6	44	24
Provision for (reversal of) credit losses	78	86	84	251	235
Write-offs	(94)	(98)	(94)	(288)	(271)
Recoveries	16	14	15	47	45
Interest income on impaired loans	(1)	(1)	(1)	(3)	(2)
Foreign exchange and other	1	(1)		1
Balance at end of period	117	117	117	117	117
Stage 3 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Net remeasurement	44	44	43	137	96
Transfers to lifetime ECL credit-impaired	59	58	59	162	201
Provision for (reversal of) credit losses	103	102	102	299	297
Write-offs	(131)	(131)	(133)	(387)	(387)
Recoveries	28	29	31	88	90
Stage 3 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	283	278	197	230	204
Originations net of repayments and other derecognitions	(4)	(5)	(4)	(16)	(11)
Changes in model		2		3
Net remeasurement	82	47	52	226	110
Transfers to 12-month ECL	(1)	(1)	(2)	(3)	(4)
Transfers to lifetime ECL performing	(1)	(1)		(3)	(1)
Transfers to lifetime ECL credit-impaired	5	10	21	27	24
Provision for (reversal of) credit losses	81	52	67	234	118
Write-offs	(57)	(50)	(31)	(155)	(86)
Recoveries	4	5	1	10	7
Interest income on impaired loans	(4)	(7)	(2)	(13)	(8)
Foreign exchange and other	(8)	5	(1)	(7)	(4)
Balance at end of period	$ 299	$ 283	$ 231	$ 299	$ 231